Employee Benefits (Details 5) - Age		Dec. 31, 2017	Dec. 31, 2016
Chile [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		5.96%	5.52%
Acturial assumption of voluntary employee turnover rate		1.90	1.90
Acturial assumption of rotation rate		5.30	5.30
Actuarial assumption of expected rates of salary increases	[1]	3.70%	3.70%
Chile [Member] | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60
Chile [Member] | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65	65
Chile [Member] | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60
Argentina [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of discount rates		24.55%	31.88%
Acturial assumption of voluntary employee turnover rate		50	50
Acturial assumption of rotation rate		50	50
Actuarial assumption of expected rates of salary increases	[1]	18.68%	26.25%
Argentina [Member] | Officers [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60
Argentina [Member] | Other employees Male [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age	[1]	65	65
Argentina [Member] | Other employees Female [Member]
Disclosure Of Employee Benefits [Line Items]
Actuarial assumption of retirement age		60	60

[1]	Average of the Company.